Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Allowance for loan losses	$ 19,239	$ 17,319
Goodwill amortization	1,262	3,263
Impairments realized on investment securities	490	490
Fixed assets	2,596	1,588
Net operating loss carry forwards	85,466	66,334
Alternative minimum tax credits	2,010	1,975
Other	5,194	3,804
Total deferred tax asset before valuation allowance	116,257	94,773
Less: valuation allowance	(113,398)	(91,416)
Deferred tax liability:
Core deposit intangible amortization	420	1,203
Unrealized gain on investment securities	1,509	432
Deferred loan costs	2,119	1,817
Other	320	337
Total deferred tax liability	4,368	3,789
Net deferred tax (liability) asset	$ (1,509)	$ (432)